SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2018
Cash Flow Statement [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
23. SUPPLEMENTAL CASH FLOW INFORMATION

As at December 31, 2018, the Company’s cash balance of $332,227 (December 31, 2017 – $231,596) was held in full at major Canadian and Australian banks in deposit accounts.

Supplemental information to the statements of cash flows is as follows:

	Year ended December 31, 2018	Year ended December 31, 2017
Change in non-cash working capital
Decrease (increase) in accounts receivable	($5,831)	($7,468)
Decrease (increase) in inventory	(4,937)	6,291
Decrease (increase) in prepaid expenses and current assets	942	60
Decrease (increase) in accounts payable and accrued liabilities	43,425	9,276
	$33,599	$8,159

Investing and financing non-cash transactions
Plant and equipment acquired through finance lease	$8,589	$24,963

Accounts payable related to capital projects
Accounts payable related to mining interests	$12,297	$—
Accounts payable related to plant and equipment	$6,209	$—